Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net unrealized gains (losses) on investments	¥ 0	¥ 0	¥ 0	¥ 0
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(51)	270	(64)	793
Reclassification adjustment included in net income, tax	(394)	(35)	(593)	(473)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	1,996	503	(1,341)	(3,466)
Reclassification adjustment included in net income, tax	(113)	(234)	(267)	(679)
Defined benefit pension plans
Net unrealized gains (losses), tax	(22)	64	24	105
Reclassification adjustment included in net income, tax	(34)	(89)	(74)	(178)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	(1,713)	(1,186)	(4,353)	449
Reclassification adjustment included in net income, tax	1,173	230	1,204	(17)
Debt valuation adjustments
Net unrealized gains (losses), tax	11	34	17	196
Reclassification adjustment included in net income, tax	¥ 3	¥ 6	¥ 6	¥ 11